Available for Sale Marketable Debt Securities (Summary Amortized Cost and Estimated Fair Value) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Corporate Bonds [Member]	Dec. 31, 2012 Corporate Bonds [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member] Corporate Bonds [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member] Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Cost			$ 3,553	$ 11,666		$ 11,666		$ 25,680
Unrealized Gain			28	61		61		53
Unrealized (Loss)			0	0		0		(24)
Estimated Fair Value	$ 3,581	$ 11,727	$ 3,581	$ 11,727	$ 11,727	$ 11,727	$ 25,709	$ 25,709